ASSETS HELD FOR SALE (Details - Assets and Liabilites classified as held for sale) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Assets held for sale	$ 920	$ 0
Liabilities directly associated with assets held for sale	489	$ 0
Cumulative amount recognized in other comprehensive income relating to limited partners equity for the assets held for sale	21
Cash and cash equivalents
Statement [Line Items]
Assets held for sale	8
Restricted cash
Statement [Line Items]
Assets held for sale	47
Trade receivables and other current assets
Statement [Line Items]
Assets held for sale	28
Property, plant and equipment, at fair value
Statement [Line Items]
Assets held for sale	749
Goodwill
Statement [Line Items]
Assets held for sale	22
Other long-term assets
Statement [Line Items]
Assets held for sale	66
Current liabilities
Statement [Line Items]
Liabilities directly associated with assets held for sale	23
Long-term debt
Statement [Line Items]
Liabilities directly associated with assets held for sale	360
Other long-term liabilities
Statement [Line Items]
Liabilities directly associated with assets held for sale	$ 150